Contingent consideration (Tables)	12 Months Ended
Jun. 30, 2023
Statement [line items]
Summary of liabilities - contingent consideration

	2023 A$’000	2022 restated A$’000

Current Liabilities

Contingent consideration – Paxalisib	750	—
Contingent consideration – EVT801	—	759

	750	759

Non-current Liabilities
Contingent consideration - paxalisib	654	1,168
Contingent consideration – EVT801	5,467	7,041

	6,121	8,209

	6,871	8,968

Summary of reconciliation of contingent consideration

	Consolidated
		2022
	2023	restated
	$	$

Contingent consideration at start of period (current and non-current)	8,968	11,094
Payment of EVT801 milestone	—	(2,364)
Interest on unwinding of discount	594	567
Effect of exchange rates on contingent consideration	697	(329)
Gain on remeasurement of contingent consideration	(3,388)	—

	6,871	8,968